united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 9/30

Date of reporting period: 6/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2015
Shares		Value
	CLOSED-END FUNDS - 5.0%
20,000	Ares Dynamic Credit Allocation Fund, Inc.	$ 306,600
10,000	Ares Multi-Strategy Credit Fund. Inc.	187,900
10,000	Avenue Income Credit Strategies Fund	142,100
20,000	Babson Capital Global Short Duration High Yield Fund	399,000
40,000	Deutsche Multi-Market Income Trust	324,400
27,033	Diversified Real Asset Income Fund	474,159
20,000	Eaton Vance Senior Income Trust	124,200
20,000	First Trust High Income Long/Short Fund	312,800
20,000	Invesco Dynamic Credit Opportunities Fund	232,200
40,000	Invesco Senior Income Trust	178,400
20,000	Nuveen Short Duration Credit Opportunities Fund	329,600
20,000	Prudential Global Short Duration High Yield Fund, Inc.	302,000
20,000	Prudential Short Duration High Yield Fund, Inc.	309,400
	TOTAL CLOSED-END FUNDS (Cost $3,717,453)	3,622,759

	COMMON STOCKS - 51.9%
	AUTO MANUFACTURERS - 3.4%
93,100	Ford Motor Co. (a)(e)	1,397,431
30,000	Tata Motors Ltd. (ADR) (e)	1,034,100
		2,431,531
	BANKS - 3.8%
20,000	Barclays PLC (ADR)	328,800
2,500	Capital One Financial Corp.	219,925
5,000	Citigroup, Inc. (a)	276,200
115,000	ING Groep NV (ADR) (d)	1,906,700
		2,731,625
	BUILDING MATERIALS - 1.2%
97,081	Cemex SAB de CV (ADR) * (d)	889,261

	COAL - 0.1%
15,000	Arch Coal, Inc. * (c)	5,100
20,000	Peabody Energy Corp. (a)(c)	43,800
		48,900
	COMMERCIAL SERVICES - 0.5%
20,000	Apollo Education Group, Inc. * (a)(c)	257,600
4,800	Western Union Co.	97,584
		355,184
	COMPUTERS - 3.0%
7,000	Apple, Inc. (a)(e)	877,975
8,000	International Business Machines Corp. (a)	1,301,280
		2,179,255
	DISTRIBUTION/WHOLSALE - 0.6%
10,000	Fastenal Co. (a)(c)	421,800

	DIVERSIFIED FINANCIAL SERVICES - 0.8%
10,000	Discover Financial Services	576,200

	ELECTRIC - 1.8%
27,500	Exelon Corp. (a)(e)	864,050
10,000	Southern Co. (e)	419,000
		1,283,050
	ELECTRICAL COMPONENTS & EQUIPMENT- 3.1%
40,000	Emerson Electric Co. (a)	2,217,200

	ENERGY-ALTERNATE SOURCES - 0.1%
2,000	First Solar, Inc. *	93,960

	ENGINEERING & CONSTRUCTION - 0.7%
10,000	Fluor Corp. (e)	530,100

	ENTERTAINMENT - 0.6%
20,000	Regal Entertainment Group (a)	418,200

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015
Shares		Value
	FOOD - 0.5%
9,900	Whole Foods Market, Inc.	$ 390,456

	HEALTHCARE-PRODUCTS - 1.0%
10,000	Baxter International, Inc. (e)	699,300

	INTERNET - 2.7%
1,000	Netflix, Inc. * (d)	656,940
1,100	Priceline Group, Inc. * (d)(e)	1,266,507
		1,923,447
	INVESTMENT COMPANIES - 5.9%
200,100	American Capital Ltd. * (a)(e)	2,711,355
50,000	Apollo Investment Corp. (a)	354,000
60,000	Ares Capital Corp. (a)	987,600
30,000	Prospect Capital Corp. (a)(c)	221,100
		4,274,055
	IRON/STEEL - 0.7%
90,000	Vale SA (ADR) (c)	530,100

	LEISURE TIME - 0.3%
1,600	Polaris Industries, Inc. (e)	236,976

	MACHINERY-CONSTRUCTION & MINING - 1.4%
50,000	ABB Ltd. (ADR)	1,044,000

	MINING - 0.9%
15,000	BHP Billiton PLC (ADR) (c)	593,400
6,000	South32 Ltd. (ADR) *	40,260
		633,660
	MISCELLANEOUS MANUFACTURING - 0.4%
10,000	General Electric Co. (a)	265,700

	OIL & GAS - 7.2%
10,000	Apache Corp. (a)	576,300
1,000	Cimarex Energy Co. (a)	110,310
15,500	Devon Energy Corp. (d)	922,095
15,000	Ensco PLC	334,050
20,000	HollyFrontier Corp. (e)	853,800
20,000	Hugoton Royalty Trust (a)	70,000
20,000	Marathon Petroleum Corp.	1,046,200
300,000	Penn West Petroleum Ltd. (a)(c)(e)	519,000
35,000	Petroleo Brasileiro SA (ADR) * (c)	316,750
40,000	Seadrill Ltd. (c)	413,600
20,800	Whiting USA Trust II	53,040
		5,215,145
	PACKAGING & CONTAINERS - 0.6%
20,000	Owens-Illinois, Inc. * (d)(e)	458,800

	PHARMACEUTICALS - 1.1%
20,000	GlaxoSmithKline PLC (ADR) (a)	833,000

	PIPELINES - 1.2%
21,931	Kinder Morgan, Inc.	841,931

	REAL ESTATE - 0.2%
10,000	St Joe Co. *	155,300

	RETAIL - 3.8%
1,000	Chipotle Mexican Grill, Inc. * (e)	604,990
20,000	Coach, Inc. (a)	692,200
4,500	McDonald's Corp.	427,815
4,000	Panera Bread Co. * (a)(e)	699,080
5,000	TJX Cos., Inc. (d)(e)	330,850
		2,754,935
	SAVINGS & LOANS - 0.5%
22,400	People's United Financial, Inc. (d)	363,104

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015
Shares		Value
	SOFTWARE - 0.2%
10,000	King Digital Entertainment Plc (d)	$ 142,500

	TELECOMMUNICATIONS - 2.8%
25,000	America Movil SAB de CV (ADR) (a)(e)	532,750
10,000	China Mobile Ltd. (ADR) (d)	640,900
100,000	Frontier Communications Corp. (e)	495,000
5,000	Millicom International Cellular SA	369,850
		2,038,500
	TRANSPORTATION - 0.6%
5,000	Norfolk Southern Corp. (e)	436,800

	TRUCKING & LEASING - 0.2%
5,000	TAL International Group, Inc.	158,000

	TOTAL COMMON STOCKS (Cost $40,265,254)	37,571,975

	EXCHANGE TRADED FUNDS (ETFs) - 10.9%
	DEBT FUNDS - 9.5%
10,000	First Trust Tactical High Yield ETF	499,700
80,000	Vanguard Short-Term Corporate Bond ETF	6,366,400
		6,866,100
	EQUITY FUNDS - 1.4%
50,000	iPATH S&P 500 VIX Short-Term Futures ETN * (c)	1,005,000

	TOTAL EXCHANGE TRADED FUNDS (Cost $7,944,428)	7,871,100

	LIMITED PARTNERSHIPS - 5.3%
	PIPELINES - 3.3%
34,564	Energy Transfer Partners LP (a)	1,804,241
20,000	Enterprise Products Partners LP (e)	597,800
		2,402,041
	PRIVATE EQUITY - 1.7%
30,000	Blackstone Group LP (a)	1,226,100

	REAL ESTATE - 0.3%
9,000	Brookfield Property Partners LP (a)	198,450

	TOTAL LIMITED PARTNERSHIPS (Cost $3,479,800)	3,826,591

	MUTUAL FUNDS - 9.4%
	DEBT FUNDS - 9.4%
1,534,620	Lord Abbett Short Duration Income Fund	6,798,367
	TOTAL MUTUAL FUNDS (Cost $6,983,478)	6,798,367

	PREFERRED STOCK - 7.8%
	BANKS - 1.6%
20,000	Goldman Sachs Group, Inc., 4.000%, Perpetual ****	406,000
20,000	Morgan Stanley, 4.000%, Perpetual ****	413,800
17,300	Popular Capital Trust II, 6.125%, 12/01/2034	324,375
		1,144,175
Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015
Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - 0.3%
3,000	SLM Corp., 1.986%, Perpetual ****	$ 181,500

	INSURANCE - 0.5%
14,320	PartnerRe Ltd., 6.500%, Perpetual	360,864

	INVESTMENT COMPANIES - 0.5%
15,000	Ares Capital Corp., 7.750%, 10/15/2040	379,950

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.9%
20,000	American Capital Agency Corp., 8.000%, Perpetual	504,400
16,000	American Realty Capital Properties, Inc., 6.700%, Perpetual	384,160
30,000	Annaly Capital Management, Inc., 7.500%, Perpetual	720,900
15,000	ARMOUR Residential REIT, Inc., 7.875%, Perpetual	336,900
21,350	CYS Investments, Inc., 7.750%, Perpetual	509,411
15,000	Invesco Mortgage Capital, Inc., 7.750%, Perpetual	362,550
18,396	NorthStar Realty Finance Corp., 8.250%, Perpetual	447,023
12,000	Vornado Realty Trust, 6.875%, Perpetual	308,160
		3,573,504

	TOTAL PREFERRED STOCK (Cost - $5,703,139)	5,639,993

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 7.2%
30,000	American Capital Agency Corp. (a)(e)	551,100
30,000	American Capital Mortgage Investment Corp. (a)	479,700
71,199	American Realty Capital Properties, Inc. (a)	578,848
20,750	Annaly Capital Management, Inc. (a)(e)	190,692
29,378	Ares Commercial Real Estate Corp. (a)	334,615
30,000	CYS Investments, Inc. (a)	231,900
43,600	Government Properties Income Trust (a)	808,780
10,000	One Liberty Properties, Inc. (a)	212,800
20,302	Silver Bay Realty Trust Corp. (a)	330,720
86,193	Two Harbors Investment Corp. (a)	839,520
50,000	WP GLIMCHER, Inc. (e)	676,500
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost - $6,307,064)	5,235,175

	SHORT-TERM INVESTMENTS - 10.6%
3,649,193	Fidelity Institutional Treasury Only Money Market Fund, Institutional Class , 0.11%**	3,649,193
4,064,814	Fidelity Institutional Treasury Only Money Market Fund, Institutional Class , 0.11%** (b)	4,064,814
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,714,007)	7,714,007

	TOTAL INVESTMENTS IN LONG SECURITIES - 108.1% (Cost $82,114,623) (f)	$ 78,279,967
	TOTAL CALL OPTIONS WRITTEN - (0.6) % (Proceeds $312,884) (f)	(457,050)
	TOTAL PUT OPTIONS WRITTEN - (2.4) % (Proceeds $1,367,490) (f)	(1,717,375)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.1) %	(3,703,944)
	TOTAL NET ASSETS - 100.0%	$ 72,401,598

Contracts***		Value

	SCHEDULE OF CALL OPTIONS WRITTEN - (0.6)% *
500	Cemex SAB de CV (ADR)
	Expiration July 2015, Exercise Price $9.62	$ 11,440
100	China Mobile Ltd. (ADR)
	Expiration September 2015, Exercise Price $65.00	26,000
150	Devon Energy Corp.
	Expiration October 2015, Exercise Price $70.00	7,350
1,000	ING Groep NV (ADR)
	Expiration July 2015, Exercise Price $15.00	195,000
100	King Digital Entertainment Plc
	Expiration August 2015, Exercise Price $16.06	6,000
Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015
Contracts***		Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.6)% * (Continued)
10	Netflix, Inc.
	Expiration July 2015, Exercise Price $490.00	$ 169,500
200	Owens-Illinois, Inc.
	Expiration August 2015, Exercise Price $27.00	3,000
224	Peoples United Financial, Inc.
	Expiration August 2015, Exercise Price $15.00	36,960
5	Priceline Group, Inc.
	Expiration July 2015, Exercise Price $1,225.00	1,300
50	TJX Cos., Inc.
	Expiration July 2015, Exercise Price $70.00	500
	TOTAL CALL OPTIONS WRITTEN - (Proceeds $312,884)	457,050

	SCHEDULE OF PUT OPTIONS WRITTEN - (2.4)% *
100	American Capital Agency Corp.
	Expiration September 2015, Exercise Price $21.00	31,500
200	American Capital Ltd.
	Expiration August 2015, Exercise Price $14.00	14,000
200	American Capital Ltd.
	Expiration August 2015, Exercise Price $15.00	30,600
100	America Movil SAB de CV (ADR)
	Expiration August 2015, Exercise Price $21.00	8,000
300	Annaly Capital Management, Inc.
	Expiration July 2015, Exercise Price $10.00	24,600
30	Apple, Inc.
	Expiration July 2015, Exercise Price $125.00	5,550
50	Baxter International, Inc.
	Expiration August 2015, Exercise Price $70.00	8,000
10	Chipotle Mexican Grill, Inc.
	Expiration September 2015, Exercise Price $640.00	50,700
20	Chipotle Mexican Grill, Inc.
	Expiration January 2016, Exercise Price $650.00	141,200
100	Dominion Resources, Inc.
	Expiration July 2015, Exercise Price $72.50	56,300
100	Enterprise Products Partners LP
	Expiration September 2015, Exercise Price $32.50	30,000
100	Exelon Corp.
	Expiration July 2015, Exercise Price $32.00	10,000
100	Facebook, Inc.
	Expiration September 2015, Exercise Price $77.50	15,100
200	FirstEnergy Corp.
	Expiration July 2015, Exercise Price $34.00	32,200
100	Fluor Corp.
	Expiration July 2015, Exercise Price $57.50	42,000
50	Fluor Corp.
	Expiration July 2015, Exercise Price $60.00	34,550
200	Ford Motor Co.
	Expiration August 2015, Exercise Price $15.00	10,600
200	Ford Motor Co.
	Expiration August 2015, Exercise Price $16.00	24,800
1,000	Frontier Communications Corp.
	Expiration August 2015, Exercise Price $5.00	27,000
Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015
Contracts***		Value
	SCHEDULE OF PUT OPTIONS WRITTEN - (2.4)% * (Continued)
100	GameStop Corp.
	Expiration July 2015, Exercise Price $38.00	$ 1,200
100	HollyFrontier Corp.
	Expiration September 2015, Exercise Price $39.00	11,500
50	Norfolk Southern Corp.
	Expiration July 2015, Exercise Price $90.00	16,500
50	Norfolk Southern Corp.
	Expiration September 2015, Exercise Price $90.00	27,500
200	Owens-Illinois, Inc.
	Expiration August 2015, Exercise Price $25.00	47,000
50	Panera Bread Co.
	Expiration August 2015, Exercise Price $170.00	23,000
1,000	Penn West Petroleum Ltd.
	Expiration January 2016, Exercise Price $3.00	145,000
1,000	Penn West Petroleum Ltd.
	Expiration January 2016, Exercise Price $4.00	240,000
25	Polaris Industries, Inc.
	Expiration July 2015, Exercise Price $140.00	1,625
50	Polaris Industries, Inc.
	Expiration September 2015, Exercise Price $140.00	20,000
5	Priceline Group, Inc.
	Expiration July 2015, Exercise Price $1,150.00	10,900
5	Priceline Group, Inc.
	Expiration July 2015, Exercise Price $1,200.00	33,300
5	Priceline Group, Inc.
	Expiration August 2015, Exercise Price $1,200.00	43,950
300	PulteGroup, Inc.
	Expiration October 2015, Exercise Price $19.00	22,200
100	Southern Co.
	Expiration August 2015, Exercise Price $43.00	19,000
100	Tata Motors Ltd. (ADR)
	Expiration July 2015, Exercise Price $42.00	80,000
100	Tata Motors Ltd. (ADR)
	Expiration January 2016, Exercise Price $40.00	69,000
100	TJX Cos., Inc.
	Expiration July 2015, Exercise Price $65.00	6,500
100	VF Corp.
	Expiration August 2015, Exercise Price $70.00	22,500
200	Williams Partners LP
	Expiration September 2015, Exercise Price $49.00	180,000
500	WP GLIMCHER, Inc.
	Expiration October 2015, Exercise Price $15.00	100,000
	TOTAL PUT OPTIONS WRITTEN - (Proceeds $1,367,490)	$ 1,717,375
ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
LP - Limted Partnership
PLC - Public Limited Company
VIX - S&P 500 Volatility Index
* Non-Income producing security.
** Interest rate reflects seven-day effective yield on June 30, 2015.
*** One contract is equivalent to 100 shares of common stock.
**** Variable Rate as of June 30, 2015
(a) All or a portion of the security is segregated as collateral for call options written.
(b) All or a portion of the security is segregated as collateral for securities on loan at June 30, 2015. Total collateral had a market value of 4,064,814 at June 30, 2015.
(c) All or a portion of the security is out on loan at June 30, 2015. Total loaned securities had a market value of $3,929,007 at June 30, 2015.
(d) Subject to call options written.
(e) Subject to put options written.
(f) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $80,199,551, including options written, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 4,228,399
	Unrealized depreciation	(8,322,408)
	Net unrealized depreciation	$ (4,094,009)

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2015
Shares		Value

	COMMON STOCKS - 40.5%
	BEVERAGES - 0.3%
3,000	Crimson Wine Group Ltd. *	$ 28,050

	ELECTRIC - 0.5%
1,000	Cleco Corp. (a)	53,850

	ENERGY - ALTERNATE SOURCES - 1.9%
13,960	FutureFuel Corp. (a)	179,665

	ENTERTAINMENT - 2.2%
10,000	Regal Entertainment Group (a)(c)	209,100

	ENVIROMENTAL CONTROL - 1.1%
5,000	Covanta Holding Corp.	105,950

	HEALTCHCARE - PRODUCTS - 0.3%
14,500	Female Health Co. * (a)	26,100

	INVESTMENT COMPANIES - 2.3%
10,000	Apollo Investment Corp.	70,800
20,000	Prospect Capital Corp. (a)	147,400
		218,200
	IRON/STEEL - 1.0%
22,700	Cliffs Natural Resources, Inc. (a)(c)	98,291

	MEDIA - 0.7%
29,800	CTC Media, Inc.	67,646

	METAL FABRICATE/HARDWARE - 1.4%
9,193	Ampco-Pittsburgh Corp. (a)	138,998

	MINING - 1.7%
2,000	Compass Minerals International, Inc. (e)	164,280

	MISCELLANEOUS MANUFACTURING - 3.3%
5,444	Sturm Ruger & Co., Inc. (c)(d)	312,758

	OIL & GAS - 2.8%
2,000	Atwood Oceanics, Inc. (a)	52,880
4,450	CVR Energy, Inc. (a)	167,498
20,000	Penn West Petroleum Ltd. (c)	34,600
3,500	Whiting USA Trust II	8,925
		263,903
	OIL & GAS SERVICES - 2.0%
17,299	Gulf Island Fabrication, Inc. (a)	193,230

	REAL ESTATE - 2.9%
6,000	St. Joe Co. * (a)	93,180
58,573	Xinyuan Real Estate Co., Ltd. (ADR) (a)	188,605
		281,785
	RETAIL - 13.2%
300	American Eagle Outfitters, Inc.	5,166
6,000	Bob Evans Farms, Inc. (a)	306,300
500	Buckle, Inc. (a)(e)	22,885
2,000	Cheesecake Factory, Inc.	109,070
20,000	Chico's FAS, Inc. (d)	332,600
9,180	Destination Maternity Corp. (a)(e)	107,039
3,000	Five Below, Inc. * (a)	118,590
5,000	GameStop Corp. (c)(d)(e)	214,800
2,500	PetMed Express, Inc.	43,175
		1,259,625
Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015
Shares		Value
	TELECOMMUNICATIONS - 1.2%
26,955	RF Industries, Ltd.	$ 114,559

	TRANSPORTATION - 0.6%
1,300	Matson, Inc. (a)	54,652

	TRUCKING & LEASING - 1.1%
4,000	Textainer Group Holdings Ltd. (c)	104,040

	TOTAL COMMON STOCKS (Cost $4,959,249)	3,874,682

	EXCHANGE TRADED FUNDS (ETFs) - 2.1%
	EQUITY FUNDS - 2.1%
10,000	iPATH S&P 500 VIX Short-Term Futures ETN * (c)	201,000
	TOTAL EXCHANGE TRADED FUNDS (Cost $207,894)	201,000

	LIMITED PARTNERSHIPS - 14.2%
	CHEMICALS - 1.1%
900	Terra Nitrogen Co. LP	108,981

	COMMERCIAL SERVICES - 1.5%
4,000	Emerge Energy Services LP	144,400

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
5,000	Arers Management LP	92,500

	OIL & GAS - 0.7%
3,500	CVR Refining LP	64,050

	OIL & GAS SERVICES - 0.8%
4,447	CSI Compressco LP	79,468

	PIPELINES - 3.8%
5,000	Boardwalk Pipeline Partners LP (a)	72,600
5,000	Holly Energy Partners LP (c)	175,700
2,000	NuStar Energy LP (a)	118,700
		367,000
	REAL ESTATE - 1.2%
5,000	Brookfield Property Partners LP (a)	110,250

	TRANSPORTATION - 4.1%
12,500	Martin Midstream Partners LP (a)(c)	387,000

	TOTAL LIMITED PARTNERSHIPS (Cost $1,503,208)	1,353,649

	PREFERRED STOCK - 1.8%
	BANKS - 0.5%
2,000	Boston Private Financial Holdings, Inc., 6.950%, Perpetual	51,340

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.3%
5,000	CYS Investments, Inc., 7.750%, Perpetual	119,300

	TOTAL PREFERRED STOCK (Cost $163,640)	170,640

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 17.1%
10,000	American Capital Mortgage Investment Corp. (e)	159,900
25,000	Ares Commercial Real Estate Corp. (a)	284,750
25,000	ARMOUR Residential REIT, Inc.	70,250
30,000	CYS Investments, Inc.	231,900
5,000	Government Properties Income Trust	92,750
10,000	Inland Real Estate Corp.	94,200
7,000	Invesco Mortgage Capital, Inc.	100,240
400	One Liberty Properties, Inc.	8,512
1,000	Silver Bay Realty Trust Corp.	16,290
30,000	Two Harbors Investment Corp. (a)	292,200
20,700	WP GLIMCHER, Inc. (e)	280,071
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $1,835,000)	1,631,063

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015
Shares		Value
	SHORT-TERM INVESTMENTS - 33.7%
1,794,452	Fidelity Institutional Money Market Fund -Prime Money Market Government Portfolio, 0.01%**	$ 1,794,452
1,425,386	Fidelity Institutional Money Market Fund -Prime Money Market Government Portfolio, 0.01%** (b)	1,425,386
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,219,838)	3,219,838

	TOTAL INVESTMENTS IN LONG SECURITIES - 109.4% (Cost $11,888,829) (f)	$ 10,450,872
	TOTAL CALL OPTIONS WRITTEN - (0.3) % (Proceeds $32,012)	(26,750)
	TOTAL PUT OPTIONS WRITTEN - (2.0) % (Proceeds $102,624)	(195,540)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.1) %	(675,504)
	TOTAL NET ASSETS - 100.0%	$ 9,553,078

Contracts***		Value

	SCHEDULE OF CALL OPTIONS WRITTEN - (0.3)% *
200	Chico's FAS, Inc.
	Expiration August 2015, Exercise Price $18.00	$ 4,000
50	GameStop Corp.
	Expiration July 2015, Exercise Price $42.00	7,750
50	Sturm Ruger & Co, Inc.
	Expiration July 2015, Exercise Price $55.00	15,000
	TOTAL CALL OPTIONS WRITTEN - (Proceeds $32,012)	26,750

	SCHEDULE OF PUT OPTIONS WRITTEN - (2.0)% *
100	American Capital Mortgage Investment Corp.
	Expiration September 2015, Exercise Price $17.50	19,000
50	Andersons, Inc.
	Expiration September 2015, Exercise Price $40.00	16,500
25	Buckle, Inc.
	Expiration September 2015, Exercise Price $45.00	5,250
25	Buckle, Inc.
	Expiration September 2015, Exercise Price $47.50	8,750
5	Buffalo Wild Wings, Inc.
	Expiration September 2015, Exercise Price $150.00	3,050
5	Buffalo Wild Wings, Inc.
	Expiration September 2015, Exercise Price $170.00	8,800
100	Compass Diversified Holdings
	Expiration August 2015, Exercise Price $17.50	17,500
20	Compass Minerals International, Inc.
	Expiration September 2015, Exercise Price $85.00	11,000
5	Destination Maternity Corp.
	Expiration August 2015, Exercise Price $10.00	350
50	GameStop Corp.
	Expiration July 2015, Exercise Price $38.00	600
100	TAL International Group, Inc.
	Expiration July 2015, Exercise Price $40.00	88,000
93	WP GLIMCHER, Inc.
	Expiration July 2015, Exercise Price $15.00	16,740
	TOTAL PUT OPTIONS WRITTEN - (Proceeds $102,624)	$ 195,540

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
LP - Limted Partnership
VIX - S&P 500 Volatility Index
* Non-Income producing security.
** Interest rate reflects seven-day effective yield on June 30, 2015
***One contract is equivalent to 100 shares of common stock.
(a) All or a portion of the security is segregated as collateral for call options written.
(b) All or a portion of the security is segregated as collateral for securities on loan at June 30, 2015. Total collateral had a market value of 1,425,386 at June 30, 2015.
(c) All or a portion of the security is out on loan at June 30, 2015. Total loaned securities had a market value of $1,388,395 at June 30, 2015.
(d) Subject to call options written.
(e) Subject to put options written.
(e) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,735,916, including options written, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation	$ 319,968
Unrealized depreciation	(1,827,302)
Net unrealized depreciation	$ (1,507,334)

Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded funds purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2015 for the Funds’ assets and liabilities measured at fair value:

Camelot Premium Return Fund
Assets	Level 1	Level 2	Level 3	Total
Closed-End Funds	$ 3,622,759	$ -	$ -	$ 3,622,759
Common Stock (a)	37,571,975			37,571,975
Exchange Traded Funds	7,871,100			7,871,100
Limited Partnerships	3,826,591	-	-	3,826,591
Mutual Funds	6,798,367			6,798,367
Preferred Stock	5,639,993	-	-	5,639,993
REITs	5,235,175	-	-	5,235,175
Short-Term Investments	7,714,007	-	-	7,714,007
Total	$ 78,279,967	$ -	$ -	$78,279,967

Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ (457,050)		$ -	$ (457,050)
Put Options Written	(1,717,375)		-	(1,717,375)
Total	$ (2,174,425)	$ -	$ -	$ (2,174,425)

Camelot Excalibur Small Cap Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock (a)	$ 3,874,682	$ -	$ -	$ 3,874,682
Exchange Traded Funds	201,000	-	-	201,000
Limited Partnerships	1,353,649			1,353,649
Preferred Stock	170,640	-	-	170,640
REITs	1,631,063	-	-	1,631,063
Short-Term Investments	3,219,838	-	-	3,219,838
Total	$ 10,450,872	$ -	$ -	$10,450,872

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ (26,750)	$ -	$ -	$ (26,750)
Put Options Written	(195,540)	-	-	(195,540)
Total	$ (222,290)	$ -	$ -	$ (222,290)

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.
It is the Funds' policy to record transfers into or out of Level 1 and 2 at the end of the reporting period.
(a)All common stock held by the Funds are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

Option Risk – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of June 30, 2015, the amount of unrealized appreciation (depreciation) on option contracts subject to equity price risk amounted to $(494,051) and $(87,654) for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively.

Underlying Fund Risk - Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Security Loans - The Fund has entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 8/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 8/25/2015

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 8/25/2015